Statements of changes in equity - USD ($) $ in Thousands	Unitholders' Capital	Retained Earnings (Deficit)	Underwriting Commissions and Issue Expenses	Unit Premiums and Reserves	Total
Balance as (in number of units) at Dec. 31, 2018	193,642,388
Balance as at Dec. 31, 2018	$ 2,331,509	$ (205,350)	$ (101,775)	$ 124	$ 2,024,508
Proceeds from issuance of Units (note 7) (in number of units)	9,225,056
Proceeds from issuance of Units (note 7)	$ 107,373				107,373
Cost of redemption of Units (note 7) (in number of units)	(2,619,756)
Cost of redemption of Units (note 7)	$ (26,197)	(3,431)			(29,627)
Cost of redemption of Units (note 7)				1
Net income and comprehensive income for the year		360,214			360,214
Underwriting commissions and issue expenses			(252)		(252)
Balance as (in number of units) at Dec. 31, 2019	200,247,688
Balance as at Dec. 31, 2019	$ 2,412,685	151,433	(102,027)	125	2,462,216
Proceeds from issuance of Units (note 7) (in number of units)	121,328,339
Proceeds from issuance of Units (note 7)	$ 1,692,504				1,692,504
Net income and comprehensive income for the year		747,127			747,127
Underwriting commissions and issue expenses			(8,933)		(8,933)
Balance as (in number of units) at Dec. 31, 2020	321,576,027
Balance as at Dec. 31, 2020	$ 4,105,189	$ 898,560	$ (110,960)	$ 125	$ 4,892,914